245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund
Fidelity SAI Emerging Markets Index Fund
Fidelity SAI International Index Fund
Fidelity SAI International Minimum Volatility Index Fund
Fidelity SAI U.S. Minimum Volatility Index Fund
Fidelity Series Global ex U.S. Index Fund
Fidelity Total International Index Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust